Loans and Allowance for Credit Losses - Schedule of Loans to Directors and Executive Officers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loans and Leases Receivable, Related Parties [Roll Forward]
Beginning balance	$ 12,575	$ 9,597
New loans	15,102	9,452
Amounts collected	(6,797)	(6,474)
Ending balance	$ 20,880	$ 12,575